SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Common shares, authorized	$ 125,000	$ 125,000
Share capital, par value (in dollars per share)	$ 1	$ 1
Common shares, authorized (in shares)	125,000,000	125,000,000
Common shares, issued	$ 85,225	$ 79,125
Common shares, issued (in shares)	85,225,000	79,125,000